Cover	May 07, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment to the Current Report on Form 8-K, is being filed to amend the Current Report on Form 8-K previously filed on May 7, 2025, to correct the voting threshold for the approval of proposals presented at the special meeting of stockholders held on May 5, 2025 (the “Special Meeting”), by Yoshiharu Global Co. (the “Company”), and is being restated in order to avoid any misinterpretation of the results of the Special Meeting.
Document Period End Date	May 07, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41494
Entity Registrant Name	Yoshiharu Global Co.
Entity Central Index Key	0001898604
Entity Tax Identification Number	87-3941448
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	596 Apollo St.
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90821
City Area Code	(714)
Local Phone Number	694-2403
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	YOSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false